EQUITY METHOD INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments, ownership percentage	100.00%
Balance Sheet
Current assets	$ 1,258,506	$ 925,597
Total current liabilities	(414,412)	(1,307,221)
Statement of operations
Net income/(loss)	939,057	560,615	$ (167,930)
CoolCo
Balance Sheet
Current assets	145,338	79,293
Non-current assets	1,912,723	1,387,215
Total current liabilities	(278,589)	(417,453)
Non-current liabilities	(1,063,959)	(306,000)
Statement of operations
Revenue	256,434	171,919
Net income/(loss)	110,744	48,368
ECGS
Balance Sheet
Current assets	36,504	41,690
Non-current assets	97	107
Total current liabilities	(25,501)	(31,028)
Non-current liabilities	(931)	(931)
Statement of operations
Revenue	58,680	80,972
Net income/(loss)	713	55
Avenir
Balance Sheet
Current assets	34,028	59,741
Non-current assets	270,177	208,949
Total current liabilities	(69,509)	(38,557)
Non-current liabilities	(92,694)	(66,179)
Statement of operations
Revenue	62,875	16,538
Net income/(loss)	(16,217)	7,119
Aqualung
Balance Sheet
Current assets	5,900	73
Non-current assets	159	0
Total current liabilities	(359)	(70)
Non-current liabilities	0	0
Statement of operations
Revenue	245	0
Net income/(loss)	$ (2,830)	$ (472)